UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                   FORM N-CSR

                                    ---------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21818

                  MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
               (Exact name of registrant as specified in charter)

                                    ---------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.


MERCANTILE LONG-SHORT
MANAGER MASTER FUND LLC
ANNUAL REPORT
MARCH 31, 2007

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Fund Commentary (unaudited)....................................................2

Report of Independent Registered Public Accounting Firm........................6

FINANCIAL STATEMENTS

Schedule of Investments........................................................7

Statement of Assets and Liabilities............................................9

Statement of Operations.......................................................10

Statement of Changes in Members' Capital......................................11

Statement of Cash Flows.......................................................12

Financial Highlights..........................................................13

Notes to Financial Statements.................................................14

Liquidity of Investment Funds (unaudited).....................................20

Directors and Officers of the Fund (unaudited)................................21

Board Approval of Interim Investment Management Agreement (unaudited).........25

Other Information (unaudited).................................................27

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


Dear Members:

Mercantile Long-Short Manager Master Fund LLC (the "Fund") returned 7.77%, net of all fees, expenses and incentive allocations, for the 12 months ended March 31, 2007 (the "Reporting Period").

The Fund produced positive returns in eight months of the Reporting Period, continuing to meet its objectives and provide investors with global equity exposure with less risk than a traditional "long-only" global equity strategy.

In general, economic and market conditions proved challenging to the Fund's managers' efforts. Some of our managers produced disappointing results during the dramatic equity market sell-off and ensuing volatility of May through July
2006 and again in February 2007 when the equity market sell-off that began in China spread to Europe, the emerging markets and the U.S. Those of our managers, including the global managers, with exposure to commodities found it especially difficult to maneuver their underlying positions during these difficult months.

On the positive side, for the Reporting Period overall, several underlying fund managers were able to take advantage of increasing opportunities internationally; some successfully rode the merger and acquisition wave; and some generated meaningful short-side profits as the collapse in subprime mortgage-related securities finally came to fruition. It is worth noting that the Fund gained 8.85% on an annualized basis, net of all fees, expenses and incentive allocations, since its inception on December 27, 2002.

MARKET AND ECONOMIC REVIEW

Equity markets generally produced solid returns for the Reporting Period. International equity benchmarks, particularly those for emerging market equities, outpaced U.S. equity returns, as investors maintained an appetite for risk despite macroeconomic concerns in the U.S. regarding the dollar, housing and inflation. Such complacency about risk among investors made fundamental long/short stock picking a challenging task. After all, carrying short equity positions, as most of the Fund's underlying funds do, tends to mute results in a market upswing.

Equity risk premiums were briefly re-evaluated during the early summer sell-off and again during the late February sell-off. During these short-lived market corrections, concerns resurfaced about energy prices, inflation pressures and overbought markets. Former Federal Reserve Board Chairman Alan Greenspan's comments about the possibility of a recession and the meltdown in the subprime mortgage market only added to these concerns.

Still, throughout the Reporting Period, merger and acquisition activity was extraordinarily robust and continually breaking records, as private equity sponsors remained acquisitive and credit abundantly available.

FUND REVIEW

As Investment Advisor, we carefully evaluated the Fund's strategies and strategy allocation throughout the Reporting Period and made changes in an effort to further diversify the portfolio for enhanced risk management and increased potential returns.




THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


As of March 31, 2007, there were 15 managers in the Fund, as we redeemed two managers and added three during the Reporting Period. Of the 15 hedge funds in the Fund at the end of March 2007, 12 generated positive returns during the Reporting Period. In all, the managers in the Fund employed five strategies over the course of the Reporting Period. Of the five strategies in use, four generated positive returns during the Reporting Period.

o SECTOR HEDGED EQUITY S TRATEGIES -- Sector hedged equity strategies are strategies that focus on specific sectors of the markets, such as telecommunications, healthcare, real estate, energy or technology. Typically both long and short strategies will be used to target positive returns. The Fund's allocation to this component shifted from 34.6% at March 31, 2006 to 32.5% at March 31, 2007. With four managers in this component, the sector hedged equity strategies as a group performed best during the Reporting Period. Artis Technology Qualified 2X, L.P. ("Artis"), the Fund's technology manager, led the sector managers. Positions in Conexant Systems, Filenet, Mercury Interactive, RSA Security and Salesforce generated particularly significant returns for Artis. A position in YouTube also contributed to Artis' positive returns when Google completed its $1.65 billion buyout of the Internet video-sharing site. At the end of March 2007, Artis held the greatest allocation of assets in the Fund. TCS Capital II, L.P. ("TCS"), the Fund's media/telecommunications manager, was also a strong performer within the sector strategies group. TCS sought to capitalize on opportunities identified outside of the U.S. by expanding its portfolio into western Europe, Japan and the emerging markets. For example, Central European TV was TCS' largest position during the Reporting Period, and it proved to be a solid contributor to TCS' annual performance. Basswood Financial Partners, L.P. ("Basswood"), the Fund's financials manager, continued to have a major bet on the resurgence of homebuilders and other housing-related equities. To date, this bet has just been plain wrong, and thus Basswood's underperformance has placed it on our active "watch list." Just as a note of information, D3, the Fund's biotechnology manager, changed its name to DAFNA Capital LLC during the Reporting Period.

o INTERNATIONAL HEDGED EQUITY AND OPPORTUNISTIC GLOBAL CREDIT STRATEGIES -- With three managers in this area, international strategies was the Fund's second best performing group. All three managers contributed positively to the Fund's annual returns. Horseman Global Fund, L.P., a global long/short equity fund with sizable exposure to the energy sector, rebounded solidly after a difficult summer, as Horseman's primary investment theme continued to be long exposure to oil and gas companies and shipping companies as well as exposure to Asia and Japan. Kingdon Associates, another global long/short equity fund manager, invested during the Reporting Period in positions that it believed would benefit from robust private equity activity in Europe. Kingdon also invested in Japanese real estate, rail and telecommunications companies that are raising their prices. Andromeda Global Credit Fund, L.P., an opportunistic global fixed income manager added to the Fund in May, was effective during the annual period in finding debt issues that performed well in the tight market experienced. For example, Andromeda took profits from Argentinean post-default local currency bonds and also benefited from airline bonds issued by Delta, United and Air Canada as these airlines go through consolidation. With this manager addition, the Fund's allocation to international hedged equity and opportunistic global credit strategies went from 19.7% of assets at the start of the Reporting Period to 22.8% at the end of March 2007.

o EVENT DRIVEN STRATEGIES -- Event driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Such funds typically employ medium-term holding periods. The event driven strategy component performed well for the Fund, generating positive returns during the Reporting Period. Centaurus Alpha Fund, L.P., the Fund's European equity-focused event driven manager, was able to post solid returns, as European markets continued to be sustained by record-setting merger and acquisition activity. Centaurus favored large and

THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


     complex deals, such as the Arcelor takeover by Mittal and the Pliva acquisition by the U.S.' Barr Pharmaceutical. In an effort to provide some downside protection to the Fund during equity market corrections, we added Duration Municipal Fund, L.P., an arbitrage manager focused on municipal bonds, to the Fund on October 1. This manager's objective is to actively trade the perceived mispricings within the highly fragmented municipal bond market. Duration's underlying hedge fund is minimally correlated to the other managers in the Fund, and thus in our view, such an addition not only broadens the diversification of the Fund's portfolio but should also bring some tax-advantaged benefits. With this manager addition, the Fund's allocation to event driven strategies grew from 6.7% to 11.4% over the span of the Reporting Period.

o GENERAL HEDGED EQUITY STRATEGIES -- General hedged equity strategies overall generated positive performance. Newcastle Partners, L.P. was the best performer in this group, benefiting most from a position in lawn care service and pest control provider ServiceMaster, which agreed in March to be bought by a private equity sponsor. Eden Capital Partners, L.P., one of the Fund's small-cap equity managers, struggled over the Reporting Period, especially during May when some of its names, including Amerco, Illumina, Jos. A. Banks and Wesco, lost significant ground. Based on disappointing performance, we redeemed North Sound Legacy Institutional Fund LLC, a large-cap value equity manager, at the end of December 2006. On February 1, we replaced North Sound with Searock Capital Partners (QP), L.P., a long/short equity manager schooled in SAC Capital-style trading, which is active and highly risk controlled. We believe this active trading style is unlike that used by any of the Fund's other managers and thus should provide diversification benefits to its equity investments. General hedged equity strategies generally mean taking a secondary position with the expressed purpose of counterbalancing a known risk involved with a primary position. This can be accomplished by taking positions in specifically related securities for specific risks or by purchasing index options for market risks. The Fund's allocation to this component was reduced from approximately 30.7% at the close of March 2006 to 25.3% at the end of March 2007.

o SPECIALTY/MACRO STRATEGIES -- Macro strategies generally employ investments in equity, debt, currencies and commodities across multiple sectors, economies, market capitalizations and more based on macroeconomic modeling. The worst performing strategy component during the Reporting Period was macro strategies, with both of the Fund's managers in this area producing negative annual performance. Both managers have become more highly correlated to the equity markets than they had been historically because commodity trading advisers by definition are trend followers. Thus, as stocks go higher, the advisers will be long stocks. If bonds are going lower, they will be short bonds. Cipher Composite Fund L.P., a systematic commodity trading adviser, suffered a rather notable drawdown from May through July when markets were choppy because it was long the stock market. Peak Select Partners L.P., the Fund's global macro manager that trades commodities, fixed income, currencies and equities, also got hurt during the equity market sell-off. That said, we added Fund assets to each of these underlying hedge funds in August, following their respective losses, as, historically, there have been significant opportunities after market corrections and system underperformance to generate above-average returns. This proved to be a prudent strategy on our part, as both Cipher and Peak did indeed gain solid ground from August 2006 through March 2007. Given the combined effect of manager performance and these increased allocations, the specialty/macro strategies component of the Fund went from 8.3% of assets at the end of March 2006 to 7.4% at the close of March 2007.




THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


STRATEGY AHEAD

Certainly, Fund performance was disappointing during the Reporting Period ended March 31, 2007. Thus, over the coming months, we intend to engage in an effort to increase the Fund's returns by further diversifying its strategies and establishing positions with additional managers. For example, Europe is an ongoing hotbed of merger and acquisition activity, and we may seek an opportunity to add another event driven manager focusing on that area. We may also look to make changes within the Fund's sector hedged equity strategy and general hedged equity strategy components. Finally, we had added the specialty/macro strategies to the Fund in late 2004 in order to diversify the portfolio for risk management purposes as well as to increase potential returns. If these strategies continue to exhibit increased correlation and beta, or volatility, to equities, we may replace these strategies with others that will better meet these goals. While such changes may marginally increase the Fund's risk profile, we would, of course, maintain a balance consistent with the Fund's objectives of seeking capital appreciation while limiting risk. While we believe the Fund is well diversified by strategy, geography, sector and market capitalization, as Investment Advisor, we are always seeking new ways to enhance such diversification.

Sincerely,

ADVANTAGE ADVISERS MANAGEMENT, LLC








THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Directors of Mercantile Long-Short Manager Master Fund LLC:

We have audited the accompanying statement of assets and liabilities of Mercantile Long-Short Manager Master Fund LLC (the "Fund"), including the schedule of investments, as of March 31, 2007, and the related statements of operations, changes in members' capital, and cash flows and the financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2007 by correspondence with management and administrators of the underlying investment funds and of other investments by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercantile Long-Short Manager Master Fund LLC as of March 31, 2007, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include investments, valued at $57,385,379 (102.3% of total members' capital) as of March 31, 2007, for which value has been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, management's estimate of values may differ significantly from the values that would have been used had a ready market existed for the investments and the differences could be material.

DELOITTE & TOUCHE LLP
Chicago, Illinois
May 25, 2007

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                                  (UNAUDITED)
[Pie Chart Omitted]
Plot Points are as follows:

Sector Hedged Equity - 32%
General Hedged Equity - 26%
International Hedged Equity - 18%
Event Driven - 12%
Specialty - Macro - 7%
Opportunistic Global Credit - 5%

--------------------------------------------------------------------------------

INVESTMENT FUNDS*                                                                                          % OF
                                                               COST                VALUE            MEMBERS' CAPITAL
SECTOR HEDGED EQUITY
    Artis Technology Qualified 2X, L.P.                     $ 3,366,812          $  6,283,326               11.23 %
    Basswood Financial Partners, L.P.**                       2,250,000             3,055,043                5.46
    DAFNA Fund, L.L.C., Series A                              2,800,000             4,086,081                7.30
    TCS Capital II, L.P.                                      2,200,000             5,370,141                9.60
                                                            ------------         -------------             -------
    Total Sector Hedged Equity                               10,616,812            18,794,591               33.59
GENERAL HEDGED EQUITY
    Eden Capital Partners**                                   2,000,000             2,494,333                4.46
    Newcastle Partners, L.P.                                  3,000,000             3,482,098                6.22
    Searock Capital Partners, L.P.                            3,000,000             3,046,589                5.45
    Wynnefield Partners Small Cap Value, L.P.                 2,750,000             5,611,285               10.03
                                                            ------------         -------------             -------
    Total General Hedged Equity                              10,750,000            14,634,305               26.16
INTERNATIONAL HEDGED EQUITY
    Horseman Global Fund, L.P.                                2,161,193             4,583,566                8.19
    Kingdon Associates, L.P.                                  3,500,000             5,781,234               10.34
                                                            ------------         -------------             -------
    Total International Hedged Equity                         5,661,193            10,364,800               18.53
SPECIALTY - MACRO
    Cipher Composite Fund L.P.                                1,750,000             2,260,423                4.04
    Peak Select Partners L.P.                                 1,750,000             1,926,308                3.44
                                                            ------------         -------------             -------
    Total Specialty - Macro                                   3,500,000             4,186,731                7.48
EVENT DRIVEN
    Centaurus Alpha Fund, L.P.                                3,000,000             3,593,998                6.43
    Duration Municipal Fund, L.P.                             3,000,000             3,006,588                5.37
                                                            ------------         -------------             -------
    Total Event Driven                                        6,000,000             6,600,586               11.80
OPPORTUNISTIC GLOBAL CREDIT
    Andromeda Global Credit Partners, L.P.                    2,500,000             2,804,366                5.01
                                                            ------------         -------------             -------
      Total Opportunistic Global Credit                       2,500,000             2,804,366                5.01
                                                            ------------         -------------             -------
Total Investment Funds                                      $39,028,005          $57,385,379               102.57 %
                                                            ============         =============             =======

    *  All investments are non-income producing.
    ** Fund investment segregated to cover tender offers (see Note 2 in Notes to Financial Statements).


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


As of March 31, 2007, the value of the Master Fund's investments by country as a percentageof members' capital is as follows:

            COUNTRY                              COST            VALUE
             Great Britain - 14.62%          $ 5,161,193      $ 8,177,564
             United States - 87.95%           33,866,812       49,207,815
                                             ------------     ------------
                                             $39,028,005      $57,385,379
                                             ============     ============

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $39,028,005 Net unrealized appreciation on investments for tax purposes was $18,357,374 consisting of $18,357,374 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 102.57% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.




    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------------


ASSETS
Investment funds, at value (cost, $39,028,005)                            $57,385,379
Investment in registered investment company, at value (cost $431,656)*        431,656
Receivable for fund investments sold                                          269,375
Prepaid expenses                                                               21,034
                                                                          ------------
             Total assets                                                  58,107,444
                                                                          ------------
LIABILITIES
Management fee payable                                                        346,101
Administration fee payable                                                     17,832
Directors' fees payable                                                         2,661
Line of credit fee payable                                                     12,500
Note payable for tender offer                                               1,738,910
Other accrued expenses                                                         40,322
                                                                          ------------
             Total liabilities                                              2,158,326
                                                                          ------------
             Net assets                                                   $55,949,118
                                                                          ============
MEMBERS' CAPITAL
Capital                                                                   $37,876,615
Accumulated net investment loss                                              (758,546)
Accumulated net realized gain on investments                                  473,675
Net unrealized appreciation on investments                                 18,357,374
                                                                          ------------
             Members' capital                                             $55,949,118
                                                                          ============

      *   See Note 2 in Notes to Financial Statements.





    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------


INVESTMENT INCOME
Dividend income                                                      $   18,986
                                                                     -----------

OPERATING EXPENSES
Management fees                                                         507,220
Administration fees                                                      79,414
Directors' fees                                                          55,342
Audit & tax fees                                                         65,250
Legal fees                                                               26,500
Line of credit fees                                                      12,500
Printing fees                                                             4,104
Custodian fees                                                            3,968
Registration fees                                                         1,001
Other expenses                                                           24,063
                                                                     -----------
             Operating expenses                                         779,362
                                                                     -----------
             Net investment loss                                       (760,376)
                                                                     -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                        473,675
Net change in unrealized appreciation on investments                  6,062,921
                                                                     -----------
             Net realized and unrealized gain on investments          6,536,596
                                                                     -----------
Net increase in members' capital from operating activities           $5,776,220
                                                                     ===========


* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                       $  (760,376)
Net realized gain on investments                              473,675
Net change in unrealized appreciation
 on investments                                             6,062,921
                                                          ------------
             Net increase in members' capital
             from operating activities                      5,776,220
                                                          ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                         47,654,658
Proceeds from sales of Interests***                         4,452,699
Cost of Interests repurchased                              (1,934,459)
                                                          ------------
             Net increase in members' capital
             from capital transactions                     50,172,898
                                                          ------------
MEMBERS' CAPITAL
Balance at beginning of period                                      -
                                                          ------------
Balance at end of period                                  $55,949,118
                                                          ============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
**  See Note 1 in Notes to Financial Statements.
*** Included proceeds from the initial seeding of the Fund.








    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
STATEMENT OF CASH FLOWS
PERIOD ENDED MARCH 31, 2007*
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                 $ 5,776,220
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities
      Net change in unrealized appreciation on investments                                  (6,062,921)
      Net realized gain on investments                                                        (473,675)
      Purchases of investments                                                              (7,000,000)
      Proceeds from the sale of investments                                                  2,982,699
      Net purchases of short-term investments                                                 (431,656)
      Increase in receivable for investments sold                                             (173,700)
      Increase in prepaid expenses                                                             (21,034)
      Increase in management fee payable                                                       346,101
      Increase in line of credit fees payable                                                   12,500
      Increase in administration fee payable                                                    17,832
      Increase in directors' fees payable                                                        2,661
      Increase in other accrued expenses                                                        40,322
                                                                                           ------------
            Net cash used in operating activities                                           (4,984,651)
                                                                                           ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                        4,452,699
Capital withdrawals                                                                           (195,549)
                                                                                           ------------
            Net cash provided by financing activities                                        4,257,150
                                                                                           ------------
            Net decrease in cash and cash equivalents                                         (727,501)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                            727,501
                                                                                           ------------
End of period                                                                              $         -
                                                                                           ============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit**                                                          $       257
                                                                                           ============

NON-CASH OPERATING ACTIVITIES
    Assets received from Mercantile Long-Short Manager Fund LLC (see Note 1)
      Investments, at value                                                                $46,831,482
      Cash                                                                                     727,501
      Receivable from investments sold                                                          95,675

    *    The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
    **   See Note 9 in Notes to Financial Statements.
    *** Includes proceeds from the initial seeding of the Fund.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
FINANCIAL HIGHLIGHTS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------


Total return (1)                                11.33 %  (4)
                                              --------
Net assets, end of period (000's)             $55,949

RATIOS TO AVERAGE NET ASSETS
Net investment loss                             (1.92)%  (3)
Operating expenses (2)                           1.96 %  (3)
                                              --------
Portfolio turnover rate                          5.78 %  (4)


* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
(1) Total return is calculated for all the members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period from July 1, 2006 (commencement of investment operations) through March 31, 2007.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.
(3) Annualized.
(4) Not annualized.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


 1.  ORGANIZATION

     Mercantile Long-Short Manager Master Fund LLC (the "Master Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from Mercantile Long-Short Manager Fund LLC on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company ("MSD&T"), which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the Merger, the Manager is now indirectly wholly-owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager is currently serving as the investment manager pursuant to an interim investment management agreement effective March 2, 2007 and will continue to serve in such capacity (unless sooner terminated) until members of the feeder funds either approve or disapprove new investment management agreements or July 29, 2007, whichever is sooner.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

 2.  SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.  FUND EXPENSES
         The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodian fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended March 31, 2007, fees for these services ranged from 1% to 3% annually for management fees and were 20% annually for the performance or incentive allocations.

         The Master Fund's initial organizational expenses including costs incurred with the initial offering of the Master Fund, were paid by the Manager.

     D.  INCOME TAXES
         The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

         On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.  INVESTMENT IN REGISTERED INVESTMENT COMPANY
         Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes. At March 31, 2007 this investment consisted of 431,656 shares which amounted to 0.8% of net assets.

     F.  SEGREGATED INVESTMENTS
         Certain investments can be segregated to finance the repurchase of Interests from tender offers.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     G.  CAPITAL ACCOUNTS
         Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

     H.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund. Under the interim investment management agreement, the management fees earned by the Manager for services provided during March 2, 2007 to March 31, 2007 are being held in an interest bearing escrow account. If a majority of the Fund's outstanding voting securities approve the new investment management agreement, then the amount in the escrow account for the Fund (including any interest earned) will be paid to the Manager. If a majority of the Fund's outstanding voting securities do not approve the new investment management agreements, then the Manager will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing the management services (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the Fund.

     B.  ADMINISTRATION AND OTHER FEES
         The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

         SEI Private Trust Company serves as custodian for the Master Fund's assets.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     C.  BOARD FEES
         Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended March 31, 2007 were $55,342.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

     For the period ended March 31, 2007, the aggregate purchases and sales of investments (excluding short-term securities) were $7,000,000 and $2,982,699, respectively.

8.   TENDER OFFERS

     On August 25, 2006, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to 5% of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2006. Tenders with a value in the amount of $138,562 were received and accepted by the Master Fund from members. Members received a of $138,562 on January 31, 2007.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


     On November 27, 2006, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at March 30, 2007. Tenders with a value in the amount of $1,027,425 were received and accepted by the Master Fund from members. Members received a payment of $1,027,425 on April 30, 2007.

     On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with an estimated value in the amount of $711,485 were received and accepted by the Master Fund from members. A Promissory Note was issued by the Master Fund entitling the members to a payment within 30 days after June 29, 2007.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund will pay a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. As of March 31, 2007 there were no borrowings outstanding.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2007, the Master Fund has not evaluated the impact that will result from adopting FIN 48.

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in members' capital for a fiscal period.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

INVESTMENT FUNDS                                             LIQUIDITY
    Andromeda Global Credit Partners, L.P.                   Quarterly
    Artis Technology Qualified 2X, L.P.                       Quarterly
    Basswood Financial Partners, L.P.                         Quarterly
    Centaurus Alpha Fund, L.P.                                 Monthly
    Cipher Composite Fund L.P.                                 Monthly
    DAFNA Fund, L.L.C., Series A                              Quarterly
    Duration Municipal Fund, L.P.                             Quarterly
    Eden Capital Partners                                   Semi-Annually
    Horseman Global Fund, L.P.                                 Monthly
    Kingdon Associates, L.P.                                  Quarterly
    Newcastle Partners, L.P.                                  Quarterly
    Peak Select Partners L.P.                                  Monthly
    Searock Capital Partners, L.P.                            Quarterly
    TCS Capital II, L.P.                                      Quarterly
    Wynnefield Partners Small Cap Value, L.P.                 Quarterly

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o Mercantile Long-Short Manager Master Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.
INDEPENDENT DIRECTORS

----------------------- -------------- -------------- -------------------------- ---------------------------------------------
NAME AND AGE            POSITION(S)    LENGTH OF      PRINCIPAL                  OTHER DIRECTORSHIPS HELD BY DIRECTOR
                        HELD WITH      TIME           OCCUPATION(S)
                        FUND           SERVED         DURING PAST 5 YEARS
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
L. White Matthews, III  Director       Since 2003     Retired since 2001;        Mercantile Alternative Strategies Master
Age: 61                                               Chairman, Ceridian         Fund LLC, Mercantile Alternative Strategies
                                                      Corporation, 2006 to       Fund LLC, Mercantile Alternative Strategies
                                                      present; Director,         Fund for Tax-Exempt/Deferred Investors
                                                      Executive Vice President   (TEDI) LLC, Mercantile Long-Short Manager
                                                      and Chief Financial        Fund LLC, Mercantile Long-Short Manager
                                                      Officer, Ecolab, Inc.      Fund LLC for Tax-Exempt/Deferred Investors
                                                      (cleaning products and     (TEDI) LLC, Mercantile Absolute Return Fund
                                                      services) 1999 to 2001.    LLC, Mercantile Absolute Return Master Fund
                                                                                 LLC, Mercantile Absolute Return Fund for
                                                                                 Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                 Mercantile Funds, Inc.; Matrixx
                                                                                 Initiatives, Inc. (pharmaceuticals);
                                                                                 Imation Corp. (data storage products).
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
Edward D. Miller        Director       Since 2002     Dean and Chief Executive   Mercantile Alternative Strategies Master
Age: 64                                               Officer, Johns Hopkins     Fund LLC, Mercantile Alternative Strategies
                                                      Medicine, January 1997     Fund LLC, Mercantile Alternative Strategies
                                                      to present.                Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Long-Short Manager
                                                                                 Fund LLC, Mercantile Long-Short Manager
                                                                                 Fund LLC for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Absolute Return Fund
                                                                                 LLC, Mercantile Absolute Return Master Fund
                                                                                 LLC, Mercantile Absolute Return Fund for
                                                                                 Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                 Mercantile Funds, Inc.; Bradmer
                                                                                 Pharmaceuticals Inc. (pharmaceuticals).
----------------------- -------------- -------------- -------------------------- ---------------------------------------------

                                       21



MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------------

----------------------- -------------- -------------- -------------------------- ---------------------------------------------
John R. Murphy          Director and   Since 2002     Vice Chairman, National    Mercantile Alternative Strategies Master
Age: 73                 Chairman of                   Geographic Society,        Fund LLC, Mercantile Alternative Strategies
                        the Board                     March 1998 to present.     Fund LLC, Mercantile Alternative Strategies
                                                                                 Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Long-Short Manager
                                                                                 Fund LLC, Mercantile Long-Short Manager
                                                                                 Fund LLC for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Absolute Return Fund
                                                                                 LLC, Mercantile Absolute Return Master Fund
                                                                                 LLC, Mercantile Absolute Return Fund for
                                                                                 Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                 Mercantile Funds, Inc.; Omnicom Group, Inc.
                                                                                 (media and marketing services); Sirsi Dynix
                                                                                 (technology).
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
Thomas L. Owsley        Director       Since 2005     Retired since August       Mercantile Alternative Strategies Master
Age: 66                                               2004; President, Chief     Fund LLC, Mercantile Alternative Strategies
                                                      Executive Officer and      Fund LLC, Mercantile Alternative Strategies
                                                      Chief Operating Officer,   Fund for Tax-Exempt/Deferred Investors
                                                      Crown Central Petroleum    (TEDI) LLC, Mercantile Long-Short Manager
                                                      Corporation 2003 to        Fund LLC, Mercantile Long-Short Manager
                                                      August 2004: Senior Vice   Fund LLC for Tax-Exempt/Deferred Investors
                                                      President, General         (TEDI) LLC, Mercantile Absolute Return Fund
                                                      Counsel and Corporate      LLC, Mercantile Absolute Return Master Fund
                                                      Secretary 2001 to 2003.    LLC, Mercantile Absolute Return Fund for
                                                                                 Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                 Mercantile Funds, Inc.
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
George R. Packard, III  Director       Since 2002     President, U.S.-Japan      Mercantile Alternative Strategies Master
Age: 75                                               Foundation, July 1998 to   Fund LLC, Mercantile Alternative Strategies
                                                      present.                   Fund LLC, Mercantile Alternative Strategies
                                                                                 Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Long-Short Manager
                                                                                 Fund LLC, Mercantile Long-Short Manager
                                                                                 Fund LLC for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Absolute Return Fund
                                                                                 LLC, Mercantile Absolute Return Master Fund
                                                                                 LLC, Mercantile Absolute Return Fund for
                                                                                 Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                 Mercantile Funds, Inc.
----------------------- -------------- -------------- -------------------------- ---------------------------------------------

                                       22



MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR
----------------------- -------------- -------------- --------------------------- --------------------------------------------
NAME AND AGE            POSITION       LENGTH OF      PRINCIPAL OCCUPATION        OTHER DIRECTORSHIPS HELD BY DIRECTOR
                        HELD WITH      TIME SERVED    DURING PAST 5 YEARS
                        FUND
----------------------- -------------- -------------- --------------------------- --------------------------------------------
Decatur H. Miller(1)    Director       Since 2002     Retired.                    Mercantile Alternative Strategies Master
Age: 74                                                                           Fund LLC, Mercantile Alternative
                                                                                  Strategies Fund LLC, Mercantile
                                                                                  Alternative Strategies Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                                                  Mercantile Long-Short Manager Fund LLC,
                                                                                  Mercantile Long-Short Manager Fund LLC for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                                                  Mercantile Absolute Return Fund LLC,
                                                                                  Mercantile Absolute Return Master Fund
                                                                                  LLC, Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.
----------------------- -------------- -------------- --------------------------- --------------------------------------------

(1) Mr.  Miller is an  "interested  person" of the Fund because he is a  co-trustee  of a trust for which MSD&T, the parent company of MCA, is also a co-trustee.

OFFICERS OF THE FUND
Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
The following table sets forth certain information about the Fund's officers who are not Directors.
----------------------------------------------------------------------------------------------------------------------------
NAME AND AGE            POSITION HELD    LENGTH
                         WITH FUND       OF TIME                             PRINCIPAL OCCUPATION
                                         SERVED                               DURING PAST 5 YEARS
----------------------- -------------- -------------- -------------------------- ----------------------------------------------
Kevin A. McCreadie       President         Since      Executive Vice President of the Fund from 2003 to March 2004,
Age: 46                                    2004       President, MCA since 2004; Chief Investment Officer, PNC Wealth
                                                      Management since 2007; Chief Investment Officer, MCA and MSD&T since 2002; Partner, Brown Investment Advisory & Trust Company
                                                      from 1999 to 2002.
----------------------- -------------- -------------- -------------------------- ----------------------------------------------
David L. Meyer           Vice President    Since      Executive Vice President and Chief Operating Officer, Investment
Age: 50                                    2006       and Wealth Management, MSD&T since 2002; Deputy Chief Operating
                                                      Officer of PNC Wealth Management since 2007; Senior Vice
                                                      President and Chief Operating, MCA since 2002; Chairman of Board of Mercantile Brokerage Services, Inc. 2002; Managing Director of
                                                      JPMorgan 1994 to 2002.
----------------------------------------------------------------------------------------------------------------------------

                                       23


MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE            POSITION HELD    LENGTH
                         WITH FUND       OF TIME                             PRINCIPAL OCCUPATION
                                         SERVED                               DURING PAST 5 YEARS
----------------------- -------------- -------------- ------------------------------------------------------------------------
Edward J. Veilleux       Assistant Vice  Since          President, EJV Financial Services (consulting) since 2002;
Age: 63                  President and   2004           Director, Senior Vice President, Old Mutual Advisor Funds II
                         Chief                          since 2005; Vice President, Swiss Helvetia Fund since 1987; Vice
                         Compliance                     President, Hilliard Lyons Government Fund since 2004; Vice
                         Officer                        President, ISI Funds since 1986; Chief Compliance Officer,
                                                        Victory Funds since 2005; Deutsche Asset Management ("DeAM") from
                                                        1987 to 2002.
----------------------- -------------- ------------ ---------------------------------------------------------------------------
Michael D. Daniels       Treasurer       Since          Senior Vice President, MSD&T and MCA since 2006; Vice President,
Age: 39                                  2006           Calamos Asset Management from 2004 to 2006; Vice President,
                                                        JPMorgan from 2002 to 2004.
----------------------- -------------- ------------ ---------------------------------------------------------------------------
Jennifer E. Vollmer      Secretary       Since          Vice President, MCA and MSD&T since 2001; Associate, DeAM from
Age: 35                                  2002           1999 to 2001.
----------------------- -------------- ------------ ---------------------------------------------------------------------------
Savonne L. Ferguson      Assistant       Since          Assistant Vice President, MCA and MSD&T since 2002; DeAM
Age: 33                  Secretary       2004           Associate (2002) from 1999 to 2002.
-------------------------------------------------------------------------------------------------------------------------------

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund (the "Prior Investment Management Agreement"). The Manager was indirectly wholly owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). The foregoing is referred to as the "Merger." The Merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

At a regular meeting held on February 15, 2007, the Directors of the Master Fund, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve an interim investment management agreement between the Master Fund and the Manager (the "Interim Investment Management Agreement") in order for the Manager to continue to serve as the investment manager in the event that the Merger occurred.

In reaching their decision to approve the Interim Investment Management Agreement, the Directors met with senior personnel of the Manager and PNC to discuss the general terms of the proposed merger transaction, the general corporate structure of PNC, the Manger's views on the proposed merger transaction, and PNC's general plans for operating the Manager as part of its asset management business.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, reviewed materials received from the Manager and considered the presentations made by PNC and the Manager. The Directors also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Interim Investment Management Agreement. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager or PNC were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and its members, and took into account that the Interim Investment Management Agreement was identical in all material respects to the Prior Investment Management agreement; that the advisory fees earned would be held in escrow pending approval of a new investment management agreement; that the material terms of the acquisition that would impact the Master Fund or the Manager, including PNC's stated intentions regarding the extent of integration of the Manager into the PNC organization; plans to retain key personnel of the Manager; any contemplated changes to the structure of the Master Fund or its Directors, officers, service providers, distribution channels or other operational matters; that the Master Fund would not bear any expenses related to the acquisition, including expenses related to the proxy statement; and that the independence of the Master Fund's registered public accounting firm would not be compromised by the acquisition.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Interim Investment Management Agreement, the Directors considered the stated intentions of PNC and the Manager to retain key personnel of the Manager and noted that, pursuant to the authority given to it under the Interim Investment Management Agreement, the Manager would continue to retain the services of Advantage Advisers Management, LLC to act as investment adviser to the Master Fund, as it did under the Prior Investment Management Agreement. Based on this review, the Directors concluded that Mercantile had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also reviewed the annualized returns of the feeder funds to the Master Fund for the calendar year-to-date, three-year and since inception periods ended December 31, 2006 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the feeder funds outperformed the HFRX Equity Hedge Index for the calendar year-to-date, three-year and since inception periods ended December 31, 2006. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Interim Investment Management Agreement were reasonable and fair and that the approval of the Interim Investment Management Agreement was in the best interests of the Master Fund and its members.

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


PORTFOLIO HOLDING DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER
Advantage Advisers Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Mr. L. White Matthews, III. Mr.
L. White Matthews, III is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche, LLP ("D&T") related to theregistrant.

D&T billed the registrant aggregate fees for services rendered to the registrant for the fiscal year ended March 31, 2007 set forth in the table below. The registrant was formed on August 4, 2005 and commenced operations on July 1, 2006.

   ------------------ -----------------------------------------------------
                                          FISCAL 2007
   ------- ---------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees
                      services to the   services to       and services to
                      Fund that were    service           service
                      pre-approved      affiliates that   affiliates that
                                        were pre-         did not require
                                        approved          pre-approval
   ------- ---------- ----------------- ----------------- -----------------
    (a)    Audit          $48,000             N/A               N/A
           Fees(1)

   ------- ---------- ----------------- ----------------- -----------------
    (b)    Audit-           N/A               N/A               N/A
           Related
           Fees
   ------- ---------- ----------------- ----------------- -----------------
    (c)    Tax Fees       $15,750             N/A               N/A
           Fees

   ------- ---------- ----------------- ----------------- -----------------
    (d)    All              N/A               N/A               N/A
           Other
           Fees
   ------- ---------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant, its investment manager (other than its sub-adviser) or any entity controlling, controlled by, or under common control with the investment manager ("adviser affiliate"). Prior to the commencement of any audit or non-audit services to the registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) During the registrant's fiscal year ended March 31, 2007, there were no waivers of the requirement that non-audit services provided to the registrant or any adviser affiliate be pre-approved.

(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by D&T for the fiscal year ended March 31, 2007 were $15,750.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, the responsibility for voting proxies relating to the registrant's portfolio securities has been delegated to the Adviser. The policies and procedures that the investment adviser used to determine how to vote proxies are included as Exhibit C to this Form.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Advantage Advisers Management, L.L.C. (the "Adviser") is the investment adviser of the registrant. The Adviser is part of the Alternative Investments Group of Oppenheimer Asset Management Inc., an affiliate of Oppenheimer & Co. Inc. The Adviser's offices are located at 200 Park Avenue, 24th Floor, New York, NY 10166.

      The day-to-day management of the registrant's portfolio is the responsibility of Patrick Kane, Tom Robinson and Philip Didio.

     PATRICK KANE, Senior Managing Director, joined the Adviser in 2001 and is primarily responsible for managing the registrant's portfolio. He was, until his promotion in September 2006 to Senior Managing Director for the Alternative Investments Group of the Asset Management Division of Oppenheimer & Co. Inc. ("Opco"), a Senior Hedge Fund Due Diligence Analyst and Portfolio Manager for the fund of funds products at Opco. Mr. Kane has worked in the hedge fund industry since 1989. Before joining Opco's predecessor, CIBC World Markets Corp., in 2001, Mr. Kane worked for Dunbar Capital Management, a boutique hedge fund of funds manager. At Dunbar, he was a member of the Investment Committee, and conducted due diligence for their fund of funds. Mr. Kane previously worked for Brandywine Asset Management (1991-1999), a hedge fund manager in Thornton, PA. At Brandywine, he was the Director of Trading, responsible for all trading on the managed futures and statistical arbitrage market-neutral equity hedge funds. Before that, he worked for Tricon Investments (1989-1991), a managed futures firm in Somerset, NJ. Mr. Kane holds a B.S. from the University of Scranton.

     TOM ROBINSON, President, Oppenheimer Asset Management, Inc., joined the Adviser in 2003 and assists with due diligence and portfolio operations. He has been in the investment industry since 1971. Prior to joining Oppenheimer Asset Management Inc. in April 2003, Mr. Robinson was Chief Investment Officer of Oppenheimer Investment Advisers at CIBC World Markets Corp. since August 2001. Before joining CIBC World Markets Corp., Mr. Robinson was employed at Merrill Lynch where he was a Senior Portfolio Manager responsible for managing eight mutual funds. Additionally, with Merrill Lynch Asset Management, he held the position of Chief International Investment Strategist responsible for the firm's views on global asset allocations. Mr. Robinson also held the position of Chief International Economist, Merrill Lynch's primary spokesperson and forecaster for all international economic matters. Prior to Merrill Lynch, Mr. Robinson held positions at the American Council of Life Insurance where he was a Senior Economist and at the Bureau of Economic Analysis United States Department of Commerce where he was an Economist with the Current Business Analysis Division. Mr. Robinson was a Professorial Lecturer in Economics at the George Washington University. Mr. Robinson holds a Ph.D. in Economics and a B.A. from the George Washington University. He is also a non-degree graduate of the University of Aberdeen, Scotland.

     PHILIP DIDIO, Senior Vice President, Senior Vice President, joined the Adviser in 2006 and is primarily responsible for managing the Master Fund's portfolio. He has been in the financial services industry for over 14 years. Prior to joining Oppenheimer, Mr. DiDio headed a team responsible for finding, recommending and monitoring relative value strategies. Prior to joining FRM Research, he was a convertible bond portfolio manager for General Motors Asset Management (GMAM). At GMAM, Philip helped to overhaul their multi-manager convertible and convertible arbitrage strategies and also launched a $400m portable alpha hedge fund program where he hired managers and constructed diversified portfolios. Philip began his career as a quantitative analyst with Merrill Lynch's Convertible Research Group, and, as a structured equity portfolio manager at US Trust Company. He has written expert relative value strategy market reviews and "white papers" for over 100 institutional clients and has authored a chapter for a hedge fund compendium published by Euromoney.

(a)(2) The following table provides information relating to other accounts managed by the portfolio managers who manage day-to-day the registrant's portfolio as of March 31, 2007:

                                                          NUMBER OF ACCOUNTS                       TOTAL ASSETS
                                             NUMBER OF      MANAGED WITH                           MANAGED WITH
                                             ACCOUNTS     PERFORMANCE-BASED                      PERFORMANCE-BASED
                                              MANAGED       ADVISORY FEES       TOTAL ASSETS       ADVISORY FEES
----------------------------------------    -----------  ------------------    --------------   --------------------
PATRICK KANE
   Registered investment companies..             1               1               $152,700,065        $152,700,065
   Other pooled investment vehicles.             2               2               $194,456,206        $194,456,206
   Other accounts...................             0               0               $          0        $          0
TOM ROBINSON
   Registered investment companies..             1               1               $152,700,065        $152,700,065
   Other pooled investment vehicles.             1               1               $ 29,456,206        $ 29,456,206
   Other accounts...................             0               0               $          0        $          0
PHILIP DIDIO
   Registered investment companies..             1               1               $152,700,065        $152,700,065
   Other pooled investment vehicles.             1               1               $ 29,456,206        $ 29,456,206
   Other accounts...................             0               0               $          0        $          0


Investment advisers that are affiliated with the Adviser ("Adviser Affiliates") provide investment advisory services to various investment funds, including registered investment companies, other than the registrant. These funds may be managed by unaffiliated investment advisers ("Unaffiliated Advisers") retained by the Adviser Affiliates to act as sub-advisers or by personnel of the Unaffiliated Advisers.

Certain conflicts of interest may arise because the Adviser, the Adviser Affiliates and the Unaffiliated Advisers and their personnel may engage in investment management activities for their own accounts and the accounts of others in which the registrant has no interest. This may create actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the registrant. The Adviser may invest the assets of the registrant in Investment Funds managed by Unaffiliated Advisers (but which Investment Funds are not affiliated with the Adviser) when the Adviser believes such investment to be appropriate and consistent with the investment objective and policies of the registrant.

There may be instances of potential conflicts of interests where a purchase of, or withdrawal from, a particular Investment Fund is limited as to the amount and several funds managed by the Adviser want to invest or redeem and cannot do so to the full amount they would want. In such cases, the Adviser does a PRO RATA allocation based on the assets of each fund that is participating in the purchase or withdrawal.

(a)(3) Portfolio managers are compensated through base salary and a discretionary bonus based upon the overall performance of Oppenheimer Asset Management Inc.'s (the Adviser's parent company) operations for a given year. Portfolio manager compensation is not tied directly to the performance or the value of the assets of the registrant or any other account managed by the Adviser. Oppenheimer & Co. Inc., an affiliate of the Adviser, pays the portfolio managers' compensation in cash.

(a)(4) As of March 31, 2007, no portfolio manager was the beneficial owner of any securities in the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Conduct for the principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

(c) Proxy voting procedures.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Mercantile Long-Short Manager Fund LLC


By (Signature and Title)*                 /s/ Kevin A. McCreadie
                                          -----------------------
                                          Kevin A. McCreadie
                                          Chief Executive Officer
Date: May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Kevin A. McCreadie
                                          -----------------------
                                          Kevin A. McCreadie
                                          Chief Executive Officer
Date: May 24, 2007


By (Signature and Title)*                 /s/ Michael D. Daniels
                                          -----------------------
                                          Michael D. Daniels
                                          Chief Financial Officer
Date: May 24, 2007
* Print the name and title of each signing officer under his or her signature.